Other Information - Balances and transactions with related parties (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees expense	€ 149,000	€ 187,000
Affinitas and rocket internet se agreement | Affinitas GmbH
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			€ 0